Loans Receivable, Net (Schedule of Allowance for Loan Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	$ 11,087,000	$ 12,843,000
Provision For Loan Losses	0	(2,404,000)
Accounts Receivable, Allowance for Credit Loss, Writeoff	(267,000)	(137,000)
Recoveries	358,000	785,000
Ending Balance	11,178,000	11,087,000
Residential Real Estate
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	1,663,000	2,264,000
Provision For Loan Losses	415,000	(666,000)
Accounts Receivable, Allowance for Credit Loss, Writeoff	0	0
Recoveries	46,000	65,000
Ending Balance	2,124,000	1,663,000
Consumer
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	431,000	568,000
Provision For Loan Losses	133,000	(101,000)
Accounts Receivable, Allowance for Credit Loss, Writeoff	(162,000)	(110,000)
Recoveries	50,000	74,000
Ending Balance	452,000	431,000
Commercial Business
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	1,242,000	1,113,000
Provision For Loan Losses	(305,000)	133,000
Accounts Receivable, Allowance for Credit Loss, Writeoff	(105,000)	(7,000)
Recoveries	43,000	3,000
Ending Balance	875,000	1,242,000
Commercial Real Estate 1 [Member]
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	4,832,000	5,754,000
Provision For Loan Losses	(160,000)	(1,342,000)
Accounts Receivable, Allowance for Credit Loss, Writeoff	0	0
Recoveries	133,000	420,000
Ending Balance	4,805,000	4,832,000
Home Equity Line of Credit
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	518,000	657,000
Provision For Loan Losses	30,000	(154,000)
Accounts Receivable, Allowance for Credit Loss, Writeoff	0	0
Recoveries	51,000	15,000
Ending Balance	599,000	518,000
Construction Loans
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	2,401,000	2,487,000
Provision For Loan Losses	(113,000)	(274,000)
Accounts Receivable, Allowance for Credit Loss, Writeoff	0	(20,000)
Recoveries	35,000	208,000
Ending Balance	$ 2,323,000	$ 2,401,000